Payments, by Project - 12 months ended Nov. 30, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 707,000	$ 1,341,000	$ 2,048,000
Donlin Gold LLC [Member]
Total	$ 707,000	1,337,000	2,044,000
Closure sites [Member]
Total		$ 4,000	$ 4,000